Stock-Based Compensation Awards - Schedule of RSU Activity (Details) - 2022 Omnibus Incentive Plan [Member] - Restricted Stock Units (RSUs) [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Schedule of RSU Activity [Line Items]
Number of RSU, Beginning balance	219,500	9,361
Weighted-Average Grant Date Fair Value (per share), Beginning balance (in Dollars per share)	$ 5.09	$ 36.75
Number of RSU, Granted		219,500
Number of RSU, Vested	(7,417)	(9,183)
Number of RSU, Forfeited / cancelled		(178)
Number of RSU, Ending balance	212,083	219,500
Weighted-Average Grant Date Fair Value (per share), Ending balance (in Dollars per share)	$ 4.64	$ 5.09